Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.3% of Net Assets
	Aerospace & Defense — 4.3%
381,722	AAR Corp.(a)	$27,751,189
450,010	Cadre Holdings, Inc.	15,102,336
376,898	Hexcel Corp.	23,537,280
1,525,109	Kratos Defense & Security Solutions, Inc.(a)	30,517,431
		96,908,236
	Automobile Components — 3.5%
180,326	Dorman Products, Inc.(a)	16,496,223
333,657	Gentherm, Inc.(a)	16,455,963
222,636	Modine Manufacturing Co.(a)	22,305,901
206,473	Patrick Industries, Inc.	22,412,644
		77,670,731
	Banks — 0.5%
318,915	Bancorp, Inc.(a)	12,042,230
	Beverages — 0.9%
731,095	Vita Coco Co., Inc.(a)	20,360,996
	Biotechnology — 4.9%
261,061	Agios Pharmaceuticals, Inc.(a)	11,256,950
175,587	Immunocore Holdings PLC, ADR(a)	5,950,644
391,302	Insmed, Inc.(a)	26,217,234
502,390	Myriad Genetics, Inc.(a)	12,288,459
618,996	Vericel Corp.(a)	28,399,537
535,984	Xencor, Inc.(a)	10,146,177
384,176	Xenon Pharmaceuticals, Inc.(a)	14,979,022
		109,238,023
	Building Products — 1.3%
682,546	AZEK Co., Inc.(a)	28,755,663
	Capital Markets — 4.1%
284,662	Hamilton Lane, Inc., Class A	35,178,530
106,114	Piper Sandler Cos.	24,424,259
293,378	PJT Partners, Inc., Class A	31,658,420
		91,261,209
	Chemicals — 0.8%
767,494	Aspen Aerogels, Inc.(a)	18,304,732
	Commercial Services & Supplies — 3.8%
1,441,251	ACV Auctions, Inc., Class A(a)	26,302,831
405,669	Casella Waste Systems, Inc., Class A(a)	40,250,478
435,474	Montrose Environmental Group, Inc.(a)	19,404,721
		85,958,030
	Construction & Engineering — 3.4%
311,148	Arcosa, Inc.	25,952,855
444,792	Construction Partners, Inc., Class A(a)	24,556,966
210,713	Sterling Infrastructure, Inc.(a)	24,935,776
		75,445,597
	Diversified Consumer Services — 1.1%
170,340	Grand Canyon Education, Inc.(a)	23,832,269
	Electronic Equipment, Instruments & Components — 3.8%
231,605	Advanced Energy Industries, Inc.	25,189,360
323,757	Itron, Inc.(a)	32,038,992
164,925	Novanta, Inc.(a)	26,900,917
		84,129,269
	Energy Equipment & Services — 5.2%
578,887	Cactus, Inc., Class A	30,530,500
433,763	Noble Corp. PLC	19,367,518
949,777	Oceaneering International, Inc.(a)	22,471,724
355,997	Weatherford International PLC(a)	43,591,833
		115,961,575
	Financial Services — 1.1%
763,358	EVERTEC, Inc.	25,381,653
Shares	Description	Value (†)
	Food Products — 0.9%
571,525	Simply Good Foods Co.(a)	$20,649,198
	Health Care Equipment & Supplies — 6.8%
237,698	Glaukos Corp.(a)	28,131,558
166,971	Integer Holdings Corp.(a)	19,333,572
215,536	iRhythm Technologies, Inc.(a)	23,200,295
313,010	LivaNova PLC(a)	17,159,208
417,431	Merit Medical Systems, Inc.(a)	35,878,195
450,518	PROCEPT BioRobotics Corp.(a)	27,522,145
		151,224,973
	Health Care Providers & Services — 6.3%
274,592	Acadia Healthcare Co., Inc.(a)	18,545,944
200,042	Ensign Group, Inc.	24,743,195
346,773	HealthEquity, Inc.(a)	29,891,833
843,748	Option Care Health, Inc.(a)	23,371,820
524,814	Progyny, Inc.(a)	15,014,928
511,360	RadNet, Inc.(a)	30,129,331
		141,697,051
	Health Care Technology — 0.5%
576,038	Evolent Health, Inc., Class A(a)	11,013,847
	Hotels, Restaurants & Leisure — 2.6%
609,858	First Watch Restaurant Group, Inc.(a)	10,709,106
1,333,191	Life Time Group Holdings, Inc.(a)	25,103,987
130,146	Texas Roadhouse, Inc.	22,347,370
		58,160,463
	Household Durables — 0.9%
103,998	Installed Building Products, Inc.	21,390,309
	Insurance — 2.1%
915,590	Baldwin Insurance Group, Inc.(a)	32,475,977
37,910	Kinsale Capital Group, Inc.	14,605,965
		47,081,942
	IT Services — 0.5%
612,481	Couchbase, Inc.(a)	11,183,903
	Life Sciences Tools & Services — 1.6%
88,851	Medpace Holdings, Inc.(a)	36,593,284
	Machinery — 3.5%
299,725	Albany International Corp., Class A	25,311,776
247,069	ESCO Technologies, Inc.	25,952,128
99,429	RBC Bearings, Inc.(a)	26,823,956
		78,087,860
	Metals & Mining — 1.3%
511,698	ATI, Inc.(a)	28,373,654
	Oil, Gas & Consumable Fuels — 1.0%
849,417	Magnolia Oil & Gas Corp., Class A	21,524,227
	Personal Care Products — 3.7%
540,300	BellRing Brands, Inc.(a)	30,872,742
138,354	elf Beauty, Inc.(a)	29,153,955
189,380	Inter Parfums, Inc.	21,973,761
		82,000,458
	Pharmaceuticals — 1.9%
156,547	Axsome Therapeutics, Inc.(a)	12,602,034
150,293	Ligand Pharmaceuticals, Inc.(a)	12,663,688
682,292	Supernus Pharmaceuticals, Inc.(a)	18,251,311
		43,517,033
	Professional Services — 3.8%
92,321	FTI Consulting, Inc.(a)	19,897,945
193,865	Huron Consulting Group, Inc.(a)	19,095,703
145,885	ICF International, Inc.	21,658,087
384,345	KBR, Inc.	24,651,888
		85,303,623

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 6.0%
453,056	MACOM Technology Solutions Holdings, Inc.(a)	$50,502,152
176,433	Onto Innovation, Inc.(a)	38,737,630
198,265	Rambus, Inc.(a)	11,650,051
180,749	Silicon Laboratories, Inc.(a)	19,996,262
310,894	Veeco Instruments, Inc.(a)	14,521,859
		135,407,954
	Software — 9.3%
277,639	Agilysys, Inc.(a)	28,913,326
994,710	Clearwater Analytics Holdings, Inc., Class A(a)	18,422,029
668,753	Intapp, Inc.(a)	24,523,173
281,785	JFrog Ltd.(a)	10,581,027
251,830	Procore Technologies, Inc.(a)	16,698,847
510,937	Tenable Holdings, Inc.(a)	22,266,634
748,635	Varonis Systems, Inc.(a)	35,912,021
932,176	Vertex, Inc., Class A(a)	33,604,945
227,882	Workiva, Inc.(a)	16,633,107
		207,555,109
	Specialty Retail — 2.0%
237,106	Boot Barn Holdings, Inc.(a)	30,570,077
862,333	Warby Parker, Inc., Class A(a)	13,849,068
		44,419,145
	Textiles, Apparel & Luxury Goods — 1.2%
193,526	Columbia Sportswear Co.	15,304,036
109,414	Oxford Industries, Inc.	10,957,812
		26,261,848
Shares	Description	Value (†)
	Trading Companies & Distributors — 2.7%
171,440	Applied Industrial Technologies, Inc.	$33,259,360
93,759	McGrath RentCorp	9,990,022
151,047	SiteOne Landscape Supply, Inc.(a)	18,338,616
		61,587,998
	Total Common Stocks (Identified Cost $1,705,584,427)	2,178,284,092

Principal Amount
Short-Term Investments — 3.9%
$86,147,136	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $86,172,263 on 7/01/2024 collateralized by $94,385,800 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $87,870,253 including accrued interest(b) (Identified Cost $86,147,136)	86,147,136
	Total Investments — 101.2% (Identified Cost $1,791,731,563)	2,264,431,228
	Other assets less liabilities — (1.2)%	(26,382,215)
	Net Assets — 100.0%	$2,238,049,013

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,178,284,092	$ —	$ —	$2,178,284,092
Short-Term Investments	—	86,147,136	—	86,147,136
Total Investments	$2,178,284,092	$86,147,136	$—	$2,264,431,228

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2024 (Unaudited)
Software	9.3%
Health Care Equipment & Supplies	6.8
Health Care Providers & Services	6.3
Semiconductors & Semiconductor Equipment	6.0
Energy Equipment & Services	5.2
Biotechnology	4.9
Aerospace & Defense	4.3
Capital Markets	4.1
Commercial Services & Supplies	3.8
Professional Services	3.8
Electronic Equipment, Instruments & Components	3.8
Personal Care Products	3.7
Machinery	3.5
Automobile Components	3.5
Construction & Engineering	3.4
Trading Companies & Distributors	2.7
Hotels, Restaurants & Leisure	2.6
Insurance	2.1
Specialty Retail	2.0
Other Investments, less than 2% each	15.5
Short-Term Investments	3.9
Total Investments	101.2
Other assets less liabilities	(1.2)
Net Assets	100.0%